Note 10 - Related Party Transactions (Details Textual)			1 Months Ended	3 Months Ended		6 Months Ended	8 Months Ended	12 Months Ended
		Aug. 21, 2020 USD ($) $ / shares shares	Oct. 31, 2020 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jun. 30, 2020 USD ($)	Aug. 21, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($)	Jun. 30, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Aug. 22, 2020 USD ($)
Partners' Capital Account, Contributions				$ 54,000,000			$ 54,000,000	$ 73,543,000
Additional Paid in Capital, Ending Balance					$ 0			0	$ 590,455,000	$ 581,426,000	$ 562,054,000
Contingent Value Rights Agreement, Additional Shares, Preferred Simple Annual Return		10.00%					10.00%
Contingent Value Rights Agreement, Floor Downside Per Share (in dollars per share) | $ / shares		$ 4.00					$ 4.00
Share Price (in dollars per share) | $ / shares		$ 10.00					$ 10.00
Contingent Value Rights Agreement, Preferred Returns, Maximum Common Stock per CVR		2.125					2.125
Common Stock, Capital Shares Reserved for Future Issuance (in shares) | shares									21,694,763	21,694,763
Stockholders' Agreement, Maximum Number of Board Members		7					7
Stockholders' Agreement, Number of Non-voting Observers to the Board		1					1
Registration Rights Agreement, Minimum Registrable Securities, If Not All Registratable		$ 25,000,000					$ 25,000,000
Registration Rights Agreement, Minimum Demand of Registration		$ 5,000,000					$ 5,000,000
Registration Rights Agreement, Maximum Number of Suspensions In Twelve Month Period		2					2
Private Placement [Member]
Forward Purchase Units Issued During the Period		8,976,875
Number of Common Stock Shares Per Forward Purchase Unit		1					1
Number of Warrants Per Forward Purchase Unit		1					1
Number of CVR Per Forward Purchase Unit		1					1
Proceeds from Issuance of Private Placement		$ 89,800,000
Principal Stockholders Group Owns At Least Thirty Five Percent Original Shares [Member]
Stockholders' Agreement, Board Nomination, Minimum Percentage of Original Shares Owned		35.00%					35.00%
Stockholders' Agreement, Board Nomination, Original Shares, Outstanding Voting Securities		30.00%					30.00%
Stockholders' Agreement, Maximum Number of Board Nominations		4					4
Stockholders' Agreement, Number of Independent Board Nominations, Less Than 50% Ownership		1					1
Principal Stockholders Group Owns At Least Twenty Five Percent Original Shares [Member]
Stockholders' Agreement, Board Nomination, Minimum Percentage of Original Shares Owned		25.00%					25.00%
Stockholders' Agreement, Board Nomination, Original Shares, Outstanding Voting Securities		25.00%					25.00%
Stockholders' Agreement, Maximum Number of Board Nominations		3					3
Principal Stockholders Group Owns at Least Fifteen Percent Original Shares [Member]
Stockholders' Agreement, Board Nomination, Minimum Percentage of Original Shares Owned		15.00%					15.00%
Stockholders' Agreement, Board Nomination, Original Shares, Outstanding Voting Securities		15.00%					15.00%
Stockholders' Agreement, Maximum Number of Board Nominations		2					2
Principal Stockholders Group Owns At Least Five Percent Original Shares [Member]
Stockholders' Agreement, Board Nomination, Minimum Percentage of Original Shares Owned		5.00%					5.00%
Stockholders' Agreement, Board Nomination, Original Shares, Outstanding Voting Securities		7.50%					7.50%
Stockholders' Agreement, Maximum Number of Board Nominations		1					1
Right to Appoint Representative to Serve On Each Committee, Excluding Audit Committee [Member]
Stockholders' Agreement, Board Nomination, Minimum Percentage of Original Shares Owned		20.00%					20.00%
Stockholders' Agreement, Board Nomination, Original Shares, Outstanding Voting Securities		7.50%					7.50%
Conversion of Accounts Payable to Common Stock [Member]
Debt Conversion, Original Debt, Amount		$ 9,500,000
High Peak Business Combination [Member] | Common Stock [Member]
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable		91,592,354
High Peak Business Combination [Member] | Common Stock [Member] | Chief Financial Officer [Member]
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable		5,000
High Peak Business Combination [Member] | Common Stock [Member] | President [Member]
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable		16,802
High Peak Business Combination [Member] | Common Stock [Member] | Chief Operating Officer [Member]
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable		14,000
High Peak Business Combination [Member] | Warrants [Member]
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable		10,538,183
High Peak Business Combination [Member] | Warrants [Member] | Chief Financial Officer [Member]
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable		5,000
High Peak Business Combination [Member] | Warrants [Member] | President [Member]
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable		20,382
High Peak Business Combination [Member] | Warrants [Member] | Chief Operating Officer [Member]
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable		14,000
High Peak Business Combination [Member] | Contingent Value Right [Member]
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable		10,209,300
High Peak Business Combination [Member] | Contingent Value Right [Member] | Chief Financial Officer [Member]
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable		5,000
High Peak Business Combination [Member] | Contingent Value Right [Member] | President [Member]
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable		16,802
High Peak Business Combination [Member] | Contingent Value Right [Member] | Chief Operating Officer [Member]
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable		14,000
HighPeak Energy Employees, Inc [Member]
Business Combination, Consideration Transferred, Total		$ 10.00
Pure Acquisition [Member] | Conversion of Pure's Class A Common Stock Into HighPeak Energy Common Stock [Member]
Business Combination, Conversion of Stock, Conversion Ratio		1					1
Business Combination, Conversion of Stock, Cash Issued (in dollars per share) | $ / shares		$ 0.62
Business Combination, Conversion of Stock, Minimum Redemption Value for Cash Issuance (in dollars per share) | $ / shares		$ 10.00					$ 10.00
Business Combination, Conversion of Stock, Cash Issued Total		$ 767,902
HPK, LP [Member]
Limited Partners' Capital Account, Distribution Amount							$ 2,800,000
Additional Paid in Capital, Ending Balance	[1]	0					0
Pure [Member]
Additional Paid in Capital, Ending Balance	[2]	(13,699,000)					(13,699,000)
HighPeak I [Member] | HPK, LP [Member] | Reimbursement of Costs Incurred by Management Company [Member]
Related Party Transaction, Amounts of Transaction							2,400,000
HighPeak II [Member] | HPK, LP [Member] | Reimbursement of Costs Incurred by Management Company [Member]
Related Party Transaction, Amounts of Transaction						$ 3,800,000
HighPeak II [Member] | HPK, LP [Member] | Reimbursement of Costs Incurred by Management Company [Member] | General and Administrative Expense [Member]
Related Party Transaction, Amounts of Transaction						$ 4,100,000
HighPeak I and HighPeak II [Member] | High Peak Business Combination [Member] | Common Stock [Member]
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable		$ 76,383,054
HighPeak I and HighPeak II [Member] | HPK, LP [Member]
Limited Partners' Capital Account, Distribution Amount							2,800,000
HighPeak I and HighPeak II [Member] | HPK, LP [Member] | Reimbursement of Costs Incurred by Management Company [Member] | General and Administrative Expense [Member]
Related Party Transaction, Amounts of Transaction							4,700,000
Pure [Member] | High Peak Business Combination [Member] | Contingent Value Right [Member]
Business Acquisition, Contingent Value, Right Issuable, Per Share Of Common Stock (in shares) | shares		1
Pure [Member] | High Peak Business Combination [Member] | Contingent Value Right [Member] | Warrant In Connection With Common Stock, Excluding Fraction Shares [Member]
Business Acquisition, Number Of Warrants Per Unit (in shares) | shares		1
G4 Companies, LLC [Member]
Related Party Transaction, Amounts of Transaction			$ 1,500,000
Limited Partner [Member]
Partners' Capital Account, Contributions				$ 54,000,000			54,000,000	$ 73,543,000
Limited Partner [Member] | HighPeak I [Member] | HPK, LP [Member]
Limited Liability Company or Limited Partnership, Members or Limited Partners, Ownership Interest		51.90%
Limited Partner [Member] | HighPeak II [Member] | HPK, LP [Member]
Limited Liability Company or Limited Partnership, Members or Limited Partners, Ownership Interest		48.10%
Limited Partner [Member] | HighPeak I [Member] | HPK, LP [Member]
Partners' Capital Account, Contributions					805,000
Limited Partner [Member] | HighPeak II [Member] | HPK, LP [Member]
Partners' Capital Account, Contributions					$ 25,800,000		$ 54,000,000.0

[1]	Represents HPK LP’s condensed consolidated balance sheet estimated as of August 21, 2020.
[2]	Represents Pure's condensed consolidated balance sheet estimated as of August 21, 2020 after taking into account: (i) the closing of its trust account, (ii) the redemption of Pure's Class A Common Stock by the former public stockholders of Pure that elected to redeem, (iii) paying out the cash consideration to those former public stockholders of Pure who elected to remain and (iv) the conversion of the remaining shares of Pure's Class A Common Stock to HighPeak Energy common stock upon the closing of the HighPeak business combination. The $13.7 million reduction to equity is considered noncash offering costs on the condensed consolidated statement of changes in stockholders’ equity.